Non-current assets held for sale - Disclosure Of Non-current Assets Held For Sale And Discontinued Operations (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Property and equipment held for sale	$ 96,104,394	$ 99,191,276
Non-current assets held for sale [member]
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Property and equipment held for sale	225,079	588,486
TOTAL	$ 225,079	$ 588,486